16. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments In Associates And Joint Ventures Tables Abstract
Schedule of detailed information about investment in associates and joint ventures
	12.31.18	12.31.17
Investment in associates and affiliates	70.5	54.1
Goodwill SATS BRF	7.1	6.1
	77.6	60.2
Other investments	8.4	8.0
	86.0	68.2